Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earlier authorized shares under stock based compensation	39,500,000
Remaining shares available for future grants under the Plan	10,341,009
Total stock-based compensation compensation arrangements under the Plan	$ 25	$ 16
Total income tax benefit stock-based compensation arrangements under the Plan	$ 7	$ 5
Description of performance goal	Performance against the ROC goal is determined by comparing the performance of the Company's actual ROC performance average for each of the three years of the performance period against the ROC goal set by the Company's Compensation Committee.
Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of option vested over grant date	The restricted stock and restricted stock units were granted February 25, 2014 and vest on the third anniversary of the date of grant.
Performance based restricted stock awards vested, number of years	3 years
Restricted Stock and Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock granted	426,272
Restricted stock granted fair value	$ 74.83
TSR Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance based restricted stock awards granted in percent	50.00%
ROC Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance based restricted stock awards granted in percent	50.00%
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted	3,113,607
Stock option granted fair value	$ 25.60
Stock options [Member] | Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted, exercise price	$ 74.83
Performance-base restricted stock [Member] | Minimum [Member] | Senior Management Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock granted	0
Performance-base restricted stock [Member] | Maximum [Member] | Senior Management Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock granted	436,390